Financial Statement Details - Property and Equipment (Details) - USD ($) $ in Millions	Jun. 28, 2020	Jun. 30, 2019
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 1,670.4	$ 1,471.7
Accumulated depreciation	(899.6)	(911.1)
Property and equipment, net	770.8	560.6
Machinery and equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	859.9	842.3
Land and buildings
Property, Plant and Equipment [Line Items]
Property and equipment, gross	363.1	345.2
Computer hardware/software
Property, Plant and Equipment [Line Items]
Property and equipment, gross	46.8	42.0
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property and equipment, gross	8.1	8.6
Leasehold improvements and other
Property, Plant and Equipment [Line Items]
Property and equipment, gross	9.7	3.8
Vehicles
Property, Plant and Equipment [Line Items]
Property and equipment, gross	0.6	0.7
Finance lease asset
Property, Plant and Equipment [Line Items]
Property and equipment, gross	15.4	0.0
Construction in progress
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 366.8	$ 229.1